Loans To Customers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Loans to Customers [Abstract]
Summary of Loans to Customers

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Loans originated by consolidated trust plans	40,363,196	112,253,099
Loans originated by microloan lending companies and consumer finance company	7,850,380	6,240,803
Interest receivable	536,250	2,321,117
Less: Provision for impairment losses
Stage 1	(136,396)	(480,854)
Stage 2	(53,258)	(195,339)
Stage 3	(1,061,660)	(313,012)
	(1,251,314)	(989,205)

	47,498,512	119,825,814

Summary of Movement in Loans to Customers

(d)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2018:

	Year ended December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
Restated balance as of January 1,2018	98,693,249	921,342	2,145,972	101,760,563
New originated or purchased loans	75,842,416	—	—	75,842,416
Transfer	(2,168,776)	(249,595)	2,418,371	—
— From stage 1 to stage 2	(381,778)	381,778	—	—
— From stage 1 to stage 3	(1,791,610)	—	1,791,610	—
— From stage 2 to stage 1	4,612	(4,612)	—	—
— From stage 2 to stage 3	—	(626,761)	626,761	—
Loans de-recognized in the current period (including repayment of loans)	(138,579,168)	(231,832)	(421,687)	(139,232,687)
Write-offs	—	—	(2,348,752)	(2,348,752)

As of December 31, 2018	33,787,721	439,915	1,793,904	36,021,540

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2018:

	Year ended December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
Restated balance as of January 1, 2018	2,409,593	414,386	1,531,462	4,355,441
New originated or purchased loans	70,659	—	—	70,659
Transfer	(174,932)	(257,583)	2,216,965	1,784,450
— From stage 1 to stage 2	(15,946)	15,946	—	—
— From stage 1 to stage 3	(159,428)	—	159,428	—
— From stage 2 to stage 1	2,902	(2,902)	—	—
— From stage 2 to stage 3	—	(352,976)	352,976	—
Net impact on expected credit loss by stage transfer	(2,460)	82,349	1,704,561	1,784,450
Loans de-recognized in the current period (including repayment of loans)	(1,946,864)	(45,732)	(366,968)	(2,359,564)
Changes in parameters of the model of expected credit loss	(39,469)	20	131,061	91,612
Write-offs	—	—	(2,348,752)	(2,348,752)

As of December 31, 2018	318,987	111,091	1,163,768	1,593,846

As of December 31, 2018, loans to customers amounting to RMB2,349 million were written off in 2018 and were still subject to enforcement activity.

(f)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019	33,787,721	439,915	1,793,904	36,021,540
New originated or purchased loans	53,015,937	—	—	53,015,937
Transfer	(1,207,945)	116,102	1,091,843	—
— From stage 1 to stage 2	(274,558)	274,558	—	—
— From stage 1 to stage 3	(935,301)	—	935,301	—
— From stage 2 to stage 1	1,914	(1,914)	—	—
— From stage 2 to stage 3	—	(157,987)	157,987	—
— From stage 3 to stage 2	—	1,445	(1,445)	—
Loans de-recognized in the current period (including repayment of loans)	(38,543,538)	(231,577)	(1,233,244)	(40,008,359)
Write-offs	—	—	(279,292)	(279,292)

As of December 31, 2019	47,052,175	324,440	1,373,211	48,749,826

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019,	318,987	111,091	1,163,768	1,593,846
New originated or purchased loans	14,948	—	—	14,948
Transfer	(19,116)	(9,368)	803,752	775,268
— From stage 1 to stage 2	(4,815)	4,815	—	—
— From stage 1 to stage 3	(14,663)	—	14,663	—
— From stage 2 to stage 1	1,347	(1,347)	—	—
— From stage 2 to stage 3	—	(54,270)	54,270	—
— From stage 3 to stage 2	—	1,210	(1,210)	—
Net impact on expected credit loss by stage transfer	(985)	40,224	736,029	775,268
Loans de-recognized in the current period (including repayment of loans)	(214,897)	(28,844)	(679,038)	(922,779)
Changes in parameters of the model of expected credit loss	36,474	(19,621)	52,470	69,323
Write-offs	—	—	(279,292)	(279,292)

As of December 31, 2019	136,396	53,258	1,061,660	1,251,314

As of December 31, 2019, loans to customers amounting to RMB279 million were written off in 2019 and were still subject to enforcement activity.

(h)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	47,052,175	324,440	1,373,211	48,749,826
New originated or purchased loans	141,924,691	—	—	141,924,691
Transfer	(2,124,274)	1,713,887	410,387	—
— From stage 1 to stage 2	(1,806,096)	1,806,096	—	—
— From stage 1 to stage 3	(324,045)	—	324,045	—
— From stage 2 to stage 1	5,867	(5,867)	—	—
— From stage 2 to stage 3	—	(98,355)	98,355	—
— From stage 3 to stage 2	—	12,013	(12,013)	—
Loans de-recognized in the current period (including repayment of loans)	(67,284,010)	(1,198,510)	(195,666)	(68,678,186)
Write-offs	—	—	(1,181,312)	(1,181,312)

As of December 31, 2020	119,568,582	839,817	406,620	120,815,019

(i)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	136,396	53,258	1,061,660	1,251,314
New originated or purchased loans	373,266	—	—	373,266
Transfer	(107,551)	213,807	378,215	484,471
— From stage 1 to stage 2	(101,324)	101,324	—	—
— From stage 1 to stage 3	(7,322)	—	7,322	—
— From stage 2 to stage 1	4,161	(4,161)	—	—
— From stage 2 to stage 3	—	(49,632)	49,632	—
— From stage 3 to stage 2	—	1,344	(1,344)	—
Net impact on expected credit loss by stage transfer	(3,066)	164,932	322,605	484,471
Loans de-recognized in the current period (including repayment of loans)	(203,494)	(89,632)	(119,197)	(412,323)
Changes in parameters of the model of expected credit loss	282,237	17,906	(664)	299,479
Write-offs	—	—	(1,181,312)	(1,181,312)
Recovery of loans written off previously	—	—	174,310	174,310

As of December 31, 2020	480,854	195,339	313,012	989,205

As of December 31, 2020, loans to customers amounting to RMB1,179 million were written off in 2020 and were still subject to enforcement activity.